ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 13.2%
Advertising - 0.4%
Omnicom Group, Inc.	5,508	$469,777

Broadcasting - 0.5%
Nexstar Media Group, Inc.	2,052	515,093

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	30,739	860,999

Interactive Media & Services - 10.0%
Alphabet, Inc. - Class A	13,739	4,283,271
Alphabet, Inc. - Class C	10,355	3,224,858
Meta Platforms, Inc. - Class A	5,467	3,543,600
Pinterest, Inc. - Class A (a)	15,881	272,041
		11,323,770
Movies & Entertainment - 1.5%
Netflix, Inc. (a)	18,107	1,742,618
Total Communication Services		14,912,257

Consumer Discretionary - 10.6%
Apparel Retail - 0.7%
TJX Cos., Inc.	4,838	782,111

Apparel, Accessories & Luxury Goods - 0.4%
Ralph Lauren Corp.	1,382	501,113

Automobile Manufacturers - 2.7%
Tesla, Inc. (a)	7,543	3,036,133

Automotive Retail - 0.7%
O'Reilly Automotive, Inc. (a)	8,004	751,416

Broadline Retail - 3.7%
Amazon.com, Inc. (a)	19,973	4,194,330

Consumer Electronics - 0.4%
Garmin Ltd.	1,610	407,056

Hotels, Resorts & Cruise Lines - 1.1%
Booking Holdings, Inc.	213	902,982

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Expedia Group, Inc.	1,702	$367,104
		1,270,086
Other Specialty Retail - 0.5%
Ulta Beauty, Inc. (a)	834	571,115

Restaurants - 0.4%
Domino's Pizza, Inc.	1,209	486,635
Total Consumer Discretionary		11,999,995

Consumer Staples - 5.8%
Consumer Staples Merchandise Retail - 2.6%
Costco Wholesale Corp.	1,857	1,877,037
Walmart, Inc.	8,503	1,087,959
		2,964,996
Household Products - 0.4%
Colgate-Palmolive Co.	4,234	419,759

Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	12,458	1,016,074
PepsiCo, Inc.	4,108	697,292
		1,713,366
Tobacco - 1.3%
Altria Group, Inc.	8,084	558,119
Philip Morris International, Inc.	4,720	881,838
		1,439,957
Total Consumer Staples		6,538,078

Energy - 2.1%
Integrated Oil & Gas - 1.2%
Exxon Mobil Corp.	8,544	1,302,960

Oil & Gas Equipment & Services - 0.4%
TechnipFMC PLC	7,346	487,114

Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	5,394	612,003
Total Energy		2,402,077

Financials - 6.2%
Diversified Banks - 1.8%
JPMorgan Chase & Co.	5,027	1,509,608
NU Holdings Ltd. - Class A (a)	30,833	461,878
		1,971,486

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Financial Exchanges & Data - 0.4%
Coinbase Global, Inc. - Class A (a)	2,723	$478,840

Investment Banking & Brokerage - 0.6%
Interactive Brokers Group, Inc. - Class A	9,885	703,713

Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc. - Class B (a)	2,990	1,509,801

Property & Casualty Insurance - 0.7%
Allstate Corp.	3,353	719,286

Regional Banks - 0.4%
Popular, Inc.	3,504	474,301

Transaction & Payment Processing Services - 1.0%
Visa, Inc. - Class A	3,645	1,166,910
Total Financials		7,024,337

Health Care - 7.7%
Biotechnology - 3.5%
Amgen, Inc.	2,738	1,062,782
Exelixis, Inc. (a)	10,175	448,310
Gilead Sciences, Inc.	9,864	1,469,243
Halozyme Therapeutics, Inc. (a)	5,936	412,730
Incyte Corp. (a)	5,373	544,124
		3,937,189
Health Care Distributors - 0.6%
Cencora, Inc.	1,798	669,108

Health Care Equipment - 1.6%
Globus Medical, Inc. - Class A (a)	5,515	526,462
Intuitive Surgical, Inc. (a)	1,352	680,745
ResMed, Inc.	2,449	627,581
		1,834,788
Health Care Facilities - 1.0%
Tenet Healthcare Corp. (a)	2,603	623,132
Universal Health Services, Inc. - Class B	2,554	526,379
		1,149,511
Pharmaceuticals - 1.0%
Eli Lilly & Co.	1,134	1,192,957
Total Health Care		8,783,553

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Industrials - 7.0%
Aerospace & Defense - 1.0%
ATI, Inc. (a)	3,548	$580,417
FTAI Aviation Ltd.	1,747	534,233
		1,114,650
Construction & Engineering - 1.9%
Comfort Systems USA, Inc.	434	620,346
Dycom Industries, Inc. (a)	1,205	506,124
EMCOR Group, Inc.	639	463,032
Sterling Infrastructure, Inc. (a)	1,382	591,676
		2,181,178
Construction Machinery & Heavy Transportation Equipment - 1.4%
Caterpillar, Inc.	1,510	1,121,673
Cummins, Inc.	815	475,854
		1,597,527
Data Processing & Outsourced Services - 0.3%
Genpact Ltd.	9,321	370,230

Electrical Components & Equipment - 0.6%
Vertiv Holdings Co. - Class A	2,858	728,476

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,952	418,431

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	3,116	759,026

Industrial Machinery & Supplies & Components - 0.4%
Mueller Industries, Inc.	3,660	431,734

Research & Consulting Services - 0.3%
Leidos Holdings, Inc.	2,126	372,263
Total Industrials		7,973,515

Information Technology - 42.3% (b)
Application Software - 2.6%
Adobe, Inc. (a)	2,390	627,160
AppLovin Corp. - Class A (a)	1,597	694,328
Autodesk, Inc. (a)	1,018	250,296
Palantir Technologies, Inc. - Class A (a)	10,424	1,430,068
		3,001,852
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	5,219	696,737

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Cisco Systems, Inc.	15,696	$1,247,204
		1,943,941
Electronic Components - 0.7%
Amphenol Corp. - Class A	5,307	775,140

Electronic Manufacturing Services - 0.3%
Sanmina Corp. (a)	2,127	330,238

Semiconductor Materials & Equipment - 4.0%
Applied Materials, Inc.	5,259	1,957,926
KLA Corp.	493	751,603
Lam Research Corp.	7,910	1,850,070
		4,559,599
Semiconductors - 17.3%
Advanced Micro Devices, Inc. (a)	6,962	1,393,862
Broadcom, Inc.	11,780	3,764,299
Credo Technology Group Holding Ltd. (a)	2,736	307,171
Intel Corp. (a)	19,699	898,471
Micron Technology, Inc.	6,043	2,491,952
Monolithic Power Systems, Inc.	471	538,230
NVIDIA Corp.	51,156	9,064,332
QUALCOMM, Inc.	4,767	678,630
Texas Instruments, Inc.	2,419	513,094
		19,650,041
Systems Software - 6.3%
Fortinet, Inc. (a)	5,628	444,781
Microsoft Corp.	15,146	5,948,440
Oracle Corp.	2,904	422,241
Palo Alto Networks, Inc. (a)	2,015	300,074
		7,115,536
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	32,344	8,544,638
Sandisk Corp. (a)	1,260	800,554
Western Digital Corp.	4,556	1,274,313
		10,619,505
Total Information Technology		47,995,852

Materials - 2.1%
Gold - 1.1%
Anglogold Ashanti PLC	4,682	598,219
Newmont Corp.	5,154	670,020
		1,268,239
Industrial Gases - 0.6%
Linde PLC	1,289	654,915

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Metal, Glass & Plastic Containers - 0.4%
Crown Holdings, Inc.	3,907	$447,743
Total Materials		2,370,897

Real Estate - 0.5%
Real Estate Services - 0.5%
CBRE Group, Inc. - Class A (a)	1,780	262,835
Jones Lang LaSalle, Inc. (a)	835	263,484
Total Real Estate		526,319

Utilities - 2.0%
Electric Utilities - 0.9%
Constellation Energy Corp.	1,455	479,975
NRG Energy, Inc.	3,057	547,081
		1,027,056
Independent Power Producers & Energy Traders - 1.1%
AES Corp.	22,085	381,629
Talen Energy Corp. (a)	1,020	378,389
Vistra Corp.	2,791	485,327
		1,245,345
Total Utilities		2,272,401
TOTAL COMMON STOCKS (Cost $97,222,713)		112,799,281

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate - 0.2%
Other Specialized REITs - 0.2%
Lamar Advertising Co. - Class A	2,069	284,984
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $260,417)		284,984

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.60% (c)	173,191	173,191
TOTAL MONEY MARKET FUNDS (Cost $173,191)		173,191

TOTAL INVESTMENTS - 99.9% (Cost $97,656,321)		$113,257,456
Other Assets in Excess of Liabilities - 0.1%		83,001
TOTAL NET ASSETS - 100.0%		$113,340,457

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA ETFs

Summary of Fair Value Disclosure as of February 28, 206 (Unaudited)

Astoria US Quality Growth Kings ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$112,799,281	$—	$—	$112,799,281
Real Estate Investment Trusts	284,984	—	—	284,984
Money Market Funds	173,191	—	—	173,191
Total Investments	$113,257,456	$—	$—	$113,257,456

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.